INCOME TAXES - Income Tax Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of income tax expense
Current tax expense	$ 7,392	$ 1,183
Deferred tax recovery	(1,332)
Income tax expense	$ 6,060	$ 1,183